PGIM Target Date 2045 Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 100.4%
Affiliated Exchange-Traded Fund 9.1%
Fixed Income
PGIM Total Return Bond ETF (cost $3,174,562)	75,409	$3,134,752
Affiliated Mutual Funds 91.3%
Domestic Equity 53.3%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	115,333	1,830,336
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	283,027	14,261,722
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	208,688	2,268,439
		18,360,497
Fixed Income 6.4%
PGIM Core Conservative Bond Fund (Class R6)	67,579	582,535
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	80,146	749,369
PGIM TIPS Fund (Class R6)	105,088	885,888
		2,217,792
International Equity 31.6%
PGIM Global Real Estate Fund (Class R6)	75,849	1,731,625
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	132,947	2,101,886
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	393,921	7,055,117
		10,888,628

Total Affiliated Mutual Funds (cost $23,064,334)		31,466,917

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $42,727)	42,727	42,727

TOTAL INVESTMENTS 100.5% (cost $26,281,623)(wa)		34,644,396
Liabilities in excess of other assets (0.5)%		(159,918)

Net Assets 100.0%		$34,484,478

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2045 Fund